Gross Revenue - Disaggregation of Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 729,694	$ 67,279	$ 73,321
Liquor retail revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	462,180	0	0
Cannabis retail revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	205,610	16,091	0
Cannabis retail revenue | Retail
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	192,710	10,207	0
Cannabis retail revenue | Franchise
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	8,337	4,251	0
Cannabis retail revenue | Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	4,563	1,633	0
Cannabis
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	61,904	51,188	73,321
Cannabis | Provincial Boards
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	58,728	41,338	55,315
Cannabis | Medical
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	9	8	32
Cannabis | Wholesale
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 3,167	$ 9,842	$ 17,974